As filed with the Securities and Exchange Commission on December 17, 2019

Securities Act Registration No. 333-33302

Investment Company Act Registration No. 811-09871

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 57	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

(Check appropriate box or boxes.)

Cullen Funds Trust

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue

New York, NY 10022

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and Address of Agent for Service)

With copy to:

Carla Teodoro, Esq.

Sidley Austin LLP

787 Seventh Ave.

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of adding Mr. Jeffrey Hemmings signature as Independent Trustee to the signature page first provided in Post-Effective Amendment No. 55 filed October 28, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 17th day of December, 2019.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and President	December 17, 2019
James P. Cullen	(Principal Executive Officer)

/s/ Stephen G. Fredericks*	Independent Trustee	December 17, 2019
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	December 17, 2019
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	December 17, 2019
Daniel J. Campbell

/s/ James H. Wildman*	Independent Trustee	December 17, 2019
James H. Wildman

/s/ Walter H. Forman*	Independent Trustee	December 17, 2019
Walter H. Forman

/s/ Jeffery Hemmings*	Independent Trustee	December 17, 2019
Jeffrey Hemmings

/s/ Jeffrey T. Battaglia*	Treasurer	December 17, 2019
Jeffrey T. Battaglia	(Principal Financial Officer)

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact